UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 134.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	$175	$175,667
TransDigm, Inc.
Term Loan, 4.41%, (USD LIBOR + 2.75%), Maturing June 9, 2023(2)	1,545	1,556,829
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,340	1,348,423
Wesco Aircraft Hardware Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	211	208,301

		$3,289,220

Automotive — 3.2%
American Axle and Manufacturing, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$739	$742,074
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	125	125,859
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	350	353,937
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	194	195,450
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	248	251,847
FCA US, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	317	317,642
Federal-Mogul Holdings Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	766	771,321
Horizon Global Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	96	96,193
Sage Automotive Interiors, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	173	175,235
TI Group Automotive Systems, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	239	240,773
Tower Automotive Holdings USA, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	984	987,566
Visteon Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	160	161,687

		$4,419,584

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$520	$523,648
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	387,500

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Refresco Group B.V.
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.75%), Maturing January 29, 2025	$75	$75,422

		$986,570

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	$268	$269,580
Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.15% PIK)), Maturing May 23, 2021	395	397,034
Salient Partners L.P.
Term Loan, 10.09%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	175	172,129

		$838,743

Building and Development — 2.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	$596	$599,594
Beacon Roofing Supply, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	150	150,879
Core & Main L.P.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	175	175,290
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	535	540,102
DTZ U.S. Borrower, LLC
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	732	733,026
Quikrete Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	601	604,175
Realogy Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	453	456,177
Summit Materials Companies I, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	150	151,162
Werner FinCo L.P.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	349	353,742
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	148	149,699

		$3,913,846

Business Equipment and Services — 11.7%
Acosta Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$748	$662,646
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	471	474,679
Altisource Solutions S.a.r.l.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	198	197,690
Brickman Group Ltd., LLC
Term Loan, 4.62%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020	212	213,787
Camelot UK Holdco Limited
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	272	273,807
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	599	604,308
Change Healthcare Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,588	1,592,742
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	241	241,371

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPM Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	$319	$324,477
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	492	252,751
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	323	325,042
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	325	327,031
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	165	78,147
Term Loan, 0.00%, Maturing July 2, 2020(3)(4)	370	0
EIG Investors Corp.
Term Loan, 5.95%, (USD LIBOR + 4.00%), Maturing February 9, 2023(2)	828	834,317
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	615	615,205
First Data Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	641	643,116
Garda World Security Corporation
Term Loan, 7.00%, (3 mo. USD Prime + 2.50%), Maturing May 24, 2024	468	473,293
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023	77	77,406
GreenSky Holdings, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	399	401,494
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	491	497,116
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	199	200,268
ION Trading Technologies S.a.r.l.
Term Loan, 4.40%, (2 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	575	574,281
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	544	548,102
Kronos Incorporated
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	1,386	1,396,807
LegalZoom.com, Inc.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	175	176,531
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	222	222,083
ON Assignment, Inc.
Term Loan, Maturing February 20, 2025(5)	125	125,703
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	259	253,492
Ping Identity Corporation
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	75	75,563
Prime Security Services Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	619	624,926
Red Ventures, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	299	301,713
Shutterfly, Inc.
Term Loan, Maturing August 17, 2024(5)	125	126,172
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	776	782,207

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tempo Acquisition, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	$199	$199,777
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	271	272,293
Vantiv, LLC
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024	325	327,302
Vestcom Parent Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	124	124,987
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	229	231,140
West Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	275	277,693

		$15,951,465

Cable and Satellite Television — 4.7%
Charter Communications Operating, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$875	$878,281
CSC Holdings, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	651	649,895
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	300	301,172
Numericable Group S.A.
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	447	428,760
Radiate Holdco, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	449	448,567
Telenet Financing USD, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	450	452,004
Unitymedia Finance, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	225	225,117
UPC Financing Partnership
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	600	600,625
Virgin Media Bristol, LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,650	1,657,514
Ziggo Secured Finance Partnership
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	842,942

		$6,484,877

Chemicals and Plastics — 7.1%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$124	$125,308
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	73	73,580
Ashland, Inc.
Term Loan, 3.60%, (USD LIBOR + 2.00%), Maturing May 17, 2024(2)	149	150,393
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,005	1,011,675
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	120	121,191
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	150,438
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)	38	35,762

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)	$228	$216,332
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	510	512,741
H.B. Fuller Company
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024	499	501,555
Ineos US Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	800	803,611
Invictus
Term Loan, Maturing January 24, 2025(5)	125	126,172
Kraton Polymers, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	294	295,897
MacDermid, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	350	351,798
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	383	386,035
Minerals Technologies, Inc.
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	228	230,883
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	298	300,085
PolyOne Corporation
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	123	123,496
PQ Corporation
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	692	696,333
Solenis International L.P.
Term Loan, 5.23%, (USD LIBOR + 3.25%), Maturing July 31, 2021(2)	335	334,127
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(6)	14	13,567
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	137	137,182
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	197,487
Trinseo Materials Operating S.C.A.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	1,051	1,060,500
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	257	258,996
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	593	597,683
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	124	125,853
Univar, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	722	726,003

		$9,664,683

Containers and Glass Products — 4.1%
Berry Global, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$223	$224,092
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(2)	249	250,045
Consolidated Container Company, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	100	100,405
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	471	474,433
Libbey Glass, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	281	278,096

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	$359	$361,670
Pro Mach Group, Inc.
Term Loan, Maturing February 26, 2025(5)	50	50,234
Reynolds Group Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,399	2,412,530
Ring Container Technologies Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	200	201,125
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 3.00%), Maturing March 13, 2022	703	707,177
Tekni-Plex, Inc.
Term Loan, Maturing October 17, 2024(5)	500	502,500

		$5,562,307

Cosmetics/Toiletries — 0.8%
Coty, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$221	$222,458
Galleria Co.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	449	452,791
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing May 15, 2023	359	362,220

		$1,037,469

Drugs — 5.8%
Albany Molecular Research, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$324	$325,673
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	987	992,006
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	729	741,903
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,169	1,169,710
Horizon Pharma, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	826	830,800
Jaguar Holding Company II
Term Loan, 4.42%, (USD LIBOR + 2.75%), Maturing August 18, 2022(2)	1,612	1,619,762
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	644	643,722
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	200	200,708
PharMerica Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	200	201,500
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	1,242	1,257,640

		$7,983,424

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$487	$489,235
Charah, LLC
Term Loan, 8.18%, (USD LIBOR + 6.25%), Maturing October 25, 2024(2)	150	152,063
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	650	664,898

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	$198	$198,735
Wrangler Buyer Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	125	125,926

		$1,630,857

Electronics/Electrical — 16.7%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$622	$622,350
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	77	75,359
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	549	552,495
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	596	600,711
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	452	455,077
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	350	352,479
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	188	187,711
CommScope, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	177	178,524
CPI International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	150	150,342
Cypress Semiconductor Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	254	256,389
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	225	227,953
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	120	121,395
Electro Rent Corporation
Term Loan, 6.98%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)	297	299,228
Entegris, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	36	36,554
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	550	553,361
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	150	151,308
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	125	126,406
Eze Castle Software, Inc.
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing April 6, 2020(2)	918	923,173
Flexera Software, LLC
Term Loan, Maturing February 26, 2025(5)	50	50,188
Go Daddy Operating Company, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,292	1,296,142
GrafTech Finance, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	425	425,531
GTCR Valor Companies, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	374	376,985

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	$970	$978,532
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	486	491,771
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,885	1,889,514
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	649	652,581
Lattice Semiconductor Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	483	489,017
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	295	291,333
MA FinanceCo., LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	507	507,431
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	119	119,715
MTS Systems Corporation
Term Loan, 4.84%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	308	310,643
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	855	861,424
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	272	274,957
Seattle Spinco, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	806	808,465
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	50	47,853
SkillSoft Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	1,242	1,206,708
Solera, LLC
Term Loan, Maturing March 3, 2023(5)	175	175,875
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, Maturing February 28, 2025(5)	240	239,587
SS&C Technologies, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	6	5,639
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	358	360,086
Term Loan, Maturing February 28, 2025(5)	685	689,235
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	348	350,862
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	216	205,572
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	574	574,996
Tibco Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	149	149,576
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	913	921,145
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	467	465,391
VF Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	568	573,358
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	525	526,149

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	$606	$609,403

		$22,796,479

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$1,020	$1,019,875

		$1,019,875

Financial Intermediaries — 4.9%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	$871	$875,138
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	300	301,031
Ditech Holding Corporation
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	868	862,674
Donnelley Financial Solutions, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	61	61,094
FinCo I, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	274	277,613
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	274	275,913
Freedom Mortgage Corporation
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	271	274,154
Greenhill & Co., Inc.
Term Loan, 5.38%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	250	252,187
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,069	1,076,787
Harbourvest Partners, LLC
Term Loan, Maturing February 20, 2025(5)	125	125,156
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(2)	323	324,590
NXT Capital, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	619	629,831
Ocwen Financial Corporation
Term Loan, 6.59%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	89	89,698
Quality Care Properties, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	668	675,768
Virtus Investment Partners, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	124	125,152
Term Loan, 0.05%, Maturing June 3, 2024(6)	50	50,312
Walker & Dunlop, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	463	469,055

		$6,746,153

Food Products — 3.5%
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$574	$554,563
Blue Buffalo Company Ltd.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	249	250,149

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	$651	$553,530
Dole Food Company, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing April 6, 2024(2)	420	421,898
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	201	199,940
HLF Financing S.a.r.l.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	354	356,487
Jacobs Douwe Egberts International B.V.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	175	176,313
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,563	1,557,651
Nomad Foods Europe Midco Limited
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	150	150,594
Pinnacle Foods Finance, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024	198	199,522
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	398	399,188

		$4,819,835

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.92%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$1,598	$1,602,301
Aramark Services, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	225	226,875
IRB Holding Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	200	202,200
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	224	226,114
Pizza Hut Holdings, LLC
Term Loan, 3.59%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	247	248,633
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(2)	248	251,382
Welbilt, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	379	382,435

		$3,139,940

Food/Drug Retailers — 1.6%
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$289	$286,176
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	495	489,722
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,078	1,063,500
Diplomat Pharmacy, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024	141	142,910
Supervalu, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	56	55,451
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	93	92,419

		$2,130,178

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$247	$251,195

		$251,195

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 14.1%
ADMI Corp.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	$245	$247,898
Akorn, Inc.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	219	217,902
Alliance Healthcare Services, Inc.
Term Loan, 6.19%, (USD LIBOR + 4.50%), Maturing October 24, 2023(2)	200	201,167
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	120	120,613
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	195	196,944
Avantor, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	300	303,344
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	198	198,487
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	397	389,053
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	399	399,873
CeramTec Acquisition Corporation
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	52	52,094
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	616	622,317
Community Health Systems, Inc.
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	163	161,471
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	301	295,054
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	75	75,703
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	149	149,474
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	174	175,588
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	125	126,719
DJO Finance, LLC
Term Loan, 4.92%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	536	532,295
Envision Healthcare Corporation
Term Loan, 4.65%, (USD LIBOR + 3.00%), Maturing December 1, 2023(2)	1,708	1,716,912
Faenza Acquisition GmbH
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	120	119,655
Term Loan, 4.73%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	390	390,411
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	494	497,678
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	149	149,996
Greatbatch Ltd.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	383	387,270
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	844	847,747
INC Research, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	121	121,636

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	$700	$708,312
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,347	1,353,320
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	647	649,741
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	791	796,710
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	171	161,134
Medical Solutions, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	175	175,154
MMM Holdings, Inc.
Term Loan, 10.82%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	276	267,434
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,172	1,179,604
MSO of Puerto Rico, Inc.
Term Loan, 10.82%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	200	194,423
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	144	145,729
Navicure, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	150	150,937
New Millennium Holdco, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	96	33,744
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	401	387,068
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	797	803,512
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	648	649,104
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	173	174,622
Prospect Medical Holdings, Inc.
Term Loan, 7.00%, (1 week USD LIBOR + 5.50%), Maturing February 13, 2024	275	277,406
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	175	175,872
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	377	380,477
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(2)	397	400,308
Sotera Health Holdings, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	196	196,779
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	249	249,765
Team Health Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	496	483,844
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	199	201,177
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	299	300,742

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Wink Holdco, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	$125	$124,844

		$19,319,063

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	$348	$354,018
Serta Simmons Bedding, LLC
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,064	1,031,657

		$1,385,675

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, Maturing February 1, 2022(5)	$575	$576,027
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024	505	507,113
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	107	107,842
DexKo Global, Inc.
Term Loan, 1.97%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(6)	300	303,563
Term Loan, 5.25%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	200	201,661
DXP Enterprises, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023	125	124,220
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	300	301,406
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	790	798,586
Filtration Group Corporation
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	148	149,988
Gardner Denver, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	324	325,628
Gates Global, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	976	983,689
Hayward Industries, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	100	100,358
Husky Injection Molding Systems Ltd.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021	583	585,321
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023	650	653,276
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	322	325,898
Rexnord, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	872	878,401
Robertshaw US Holding Corp.
Term Loan, Maturing February 19, 2025(5)	250	252,735
Signode Industrial Group US, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), Maturing May 4, 2021	377	378,200
Thermon Industries, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	100	101,000

		$7,654,912

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$488	$490,522

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
AmWINS Group, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	$347	$348,839
Asurion, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,377	1,384,525
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	483	485,089
Term Loan - Second Lien, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	375	385,547
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	380	379,899
Hub International Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	992	996,996
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	472	474,561
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing March 1, 2021(5)	275	275,393
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	698	698,686

		$5,920,057

Leisure Goods/Activities/Movies — 4.5%
AMC Entertainment, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$124	$124,214
Ancestry.com Operations, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	714	718,539
Bombardier Recreational Products, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	1,084	1,095,866
Bright Horizons Family Solutions, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023	124	124,915
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	297	296,759
Cineworld Limited
Term Loan, Maturing February 18, 2025(5)	475	474,934
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	441	443,937
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	440,185
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	274	276,276
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	56	56,271
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	432	436,104
Match Group, Inc.
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	132,152
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	637	639,890
SRAM, LLC
Term Loan, 4.93%, (USD LIBOR + 3.25%), Maturing March 15, 2024(2)	256	256,591
Steinway Musical Instruments, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	200	201,250
UFC Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	444	447,152

		$6,165,035

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 5.7%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$1,343	$1,353,613
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	24	23,968
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	300	301,750
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	231	232,054
CityCenter Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	498	500,454
Cyan Blue Holdco 3 Limited
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 23, 2024	499	502,799
Eldorado Resorts, LLC
Term Loan, 3.95%, (USD LIBOR + 2.25%), Maturing April 17, 2024(2)	198	198,381
ESH Hospitality, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	306	308,119
Four Seasons Hotels Limited
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	223	224,467
Golden Nugget, Inc.
Term Loan, 4.98%, (USD LIBOR + 3.25%), Maturing October 4, 2023(2)	787	794,260
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	125	125,703
Hilton Worldwide Finance, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	1,101	1,108,230
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	244	244,939
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	467	469,563
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 29, 2024(2)	822	827,081
Tropicana Entertainment, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	46	46,345
VICI Properties 1, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	525	528,390

		$7,790,116

Nonferrous Metals/Minerals — 1.2%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$294	$297,053
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	425	428,187
Global Brass & Copper, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	198	199,969
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	481	423,862
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)	16	9,752
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(4)	253	27,579

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	$150	$152,063
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	175	177,625

		$1,716,090

Oil and Gas — 2.9%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022	$115	$123,905
BCP Raptor, LLC
Term Loan, 6.04%, (USD LIBOR + 4.25%), Maturing June 24, 2024(2)	174	175,785
Bronco Midstream Funding, LLC
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	706	714,778
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	242	241,195
Fieldwood Energy, LLC
DIP Loan, 0.50%, Maturing August 14, 2018(6)	6	6,076
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	245	244,195
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	450	448,875
Term Loan, 0.00%, Maturing September 30, 2020(4)	66	59,144
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(4)	109	17,699
Green Plains Renewable Energy, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	249	253,427
Medallion Midland Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	150	150,375
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	50	49,793
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(4)	2	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022	14	12,030
PSC Industrial Holdings Corp.
Term Loan, 5.84%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	175	175,000
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	9	8,162
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	25	21,886
Term Loan, 5.49%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	181	157,332
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	54	46,481
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	89	76,098
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	671	574,288
Ultra Resources, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	350	349,453

		$3,905,977

Publishing — 1.9%
Ascend Learning, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$274	$275,599
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	815	783,500
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	332	336,535

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lamar Media Corporation
Term Loan, Maturing February 16, 2025(5)	$125	$125,801
LSC Communications, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	229	231,458
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	131	132,561
Multi Color Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	75	75,469
ProQuest, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	415	420,939
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	190	187,150

		$2,569,012

Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$115	$100,488
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	354	356,192
Cumulus Media Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	1,032	904,680
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	100	100,290
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	274	275,284
Hubbard Radio, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	123	123,457
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	500	397,375
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	71	71,419
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	559	560,959
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(5)	725	728,172
Univision Communications, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,924	1,903,794

		$5,522,110

Retailers (Except Food and Drug) — 4.5%
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$387	$348,822
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	299	299,774
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	248	248,001
Coinamatic Canada, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	40,480
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	475	408,978
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	518	499,057

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	$249	$253,271
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	175	176,203
Harbor Freight Tools USA, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	100	100,132
J. Crew Group, Inc.
Term Loan, 4.66%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(3)	744	464,795
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	247	248,379
Men’s Wearhouse, Inc. (The)
Term Loan, 5.15%, (USD LIBOR + 3.50%), Maturing June 18, 2021(2)	202	203,398
Michaels Stores, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	245	246,171
Neiman Marcus Group Ltd., LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	512	435,101
Party City Holdings, Inc.
Term Loan, 4.47%, (USD LIBOR + 2.75%), Maturing August 19, 2022(2)	300	301,187
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	795	652,049
PFS Holding Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	522	386,316
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	121	115,197
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	150	148,793
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	436	388,944
Vivid Seats Ltd.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	249	250,149

		$6,215,197

Steel — 1.1%
Atkore International, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$100	$100,750
Neenah Foundry Company
Term Loan, 8.22%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	200	204,750
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	175	176,203
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	961	968,260

		$1,449,963

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$100	$101,250
Hertz Corporation (The)
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	246	246,009
Kenan Advantage Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	27,359
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	90	89,967

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PODS, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	$150	$150,872
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	385	370,562
XPO Logistics, Inc.
Term Loan, Maturing February 24, 2025(5)	150	150,496

		$1,136,515

Telecommunications — 5.1%
CenturyLink, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,250	$1,232,500
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	199	200,389
Consolidated Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	149	147,540
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	175	175,108
Frontier Communications Corp.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	473	466,717
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	493	499,273
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024	400	408,500
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	216,580
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	100	101,059
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	471	452,580
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	844	844,785
Syniverse Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,029	1,038,870
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	1,160	1,169,044

		$6,952,945

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	$93	$93,011
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	804	807,329
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	28	28,855
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	628	636,914
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	230	220,573
Lightstone Generation, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	23	23,364
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	365	367,960
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	533	529,294

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		$561	$466,720
Talen Energy Supply, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		199	200,449
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		173	173,678

			$3,548,147

Total Senior Floating-Rate Loans (identified cost $185,735,107)			$183,917,514

Corporate Bonds & Notes — 10.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.5%
Bombardier, Inc.
7.45%, 5/1/34(8)		640	$656,000

			$656,000

Air Transport — 0.4%
Azul Investments LLP
5.875%, 10/26/24(8)		500	$493,125

			$493,125

Banks and Thrifts — 0.8%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(9)	AUD	640	$507,000
Banco Mercantil del Norte S.A./Grand Cayman
5.75% to 10/4/26, 10/4/31(8)(10)		400	399,480
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	185,963

			$1,092,443

Building and Development — 0.4%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$510,348

			$510,348

Computers — 0.6%
Seagate HDD Cayman
4.875%, 6/1/27		520	$497,935
5.75%, 12/1/34		426	404,104

			$902,039

Diversified Financial Services — 1.1%
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		202	$205,030
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		1,080	1,061,100
Unifin Financiera SAB de CV
8.875% to 1/29/25(8)(10)(11)		200	199,250

			$1,465,380

Security	Principal Amount* (000’s omitted)	Value
Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)	173	$180,569
7.00%, 3/15/24(8)	225	237,937

		$418,506

Electronics/Electrical — 0.2%
Ingram Micro, Inc.
5.45%, 12/15/24	267	$264,912

		$264,912

Food/Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(8)	685	$654,387

		$654,387

Leisure Goods/Activities/Movies — 0.4%
Mattel, Inc.
3.15%, 3/15/23	85	$76,606
6.75%, 12/31/25(8)	165	168,300
6.20%, 10/1/40	120	112,200
5.45%, 11/1/41	155	137,950

		$495,056

Nonferrous Metals/Minerals — 0.5%
Teck Resources, Ltd.
5.20%, 3/1/42	650	$632,125

		$632,125

Oil and Gas — 2.4%
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(8)	500	$488,750
Oceaneering International, Inc.
6.00%, 2/1/28	500	493,740
Petrobras Global Finance B.V.
5.625%, 5/20/43	905	773,558
Rowan Cos., Inc.
4.75%, 1/15/24	415	363,125
5.40%, 12/1/42	675	499,500
YPF S.A.
7.00%, 12/15/47(8)	680	624,750

		$3,243,423

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
4.60%, 10/15/24	465	$382,857
5.95%, 12/15/26	280	238,716

		$621,573

Retailers (Except Food and Drug) — 1.4%
JC Penney Corp., Inc.
6.375%, 10/15/36	670	$455,600
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,235	995,525
Signet UK Finance PLC
4.70%, 6/15/24	519	502,174

		$1,953,299

Security	Principal Amount* (000’s omitted)		Value
Transportation — 0.4%
JSL Europe S.A.
7.75%, 7/26/24(8)		600	$616,500

			$616,500

Total Corporate Bonds & Notes (identified cost $13,631,457)			$14,019,116

Foreign Government Bonds — 3.2%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.6%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,520	$800,239

			$800,239

Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(8)	CAD	900	$738,993

			$738,993

Malaysia — 0.2%
Malaysia Government Bond
3.441%, 2/15/21	MYR	1,200	$306,749

			$306,749

Mexico — 0.8%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$1,040,302

			$1,040,302

Supranational — 0.9%
European Investment Bank
7.20%, 7/9/19(8)	IDR	4,080,000	$302,633
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	314,393
International Finance Corp.
7.80%, 6/3/19	INR	24,990	391,692
8.25%, 6/10/21	INR	18,100	293,034

			$1,301,752

Uruguay — 0.2%
Republic of Uruguay
8.50%, 3/15/28(8)	UYU	6,900	$230,541

			$230,541

Total Foreign Government Bonds (identified cost $4,192,026)			$4,418,576

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 3.96%, Maturing 9/15/47(8)(12)	$100	$85,518

Total Commercial Mortgage-Backed Securities (identified cost $89,998)		$85,518

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.6%
Ascent Resources-Utica, LLC/ARU Finance Corp.
3.50%, 3/1/21(8)(13)	$114	$143,318
Nabors Industries, Inc.
0.75%, 1/15/24(8)	890	679,050

Total Convertible Bonds (identified cost $828,349)		$822,368

Common Stocks — 5.0%

Security	Shares	Value
Business Equipment and Services — 0.3%
Education Management Corp.(3)(14)(15)	2,334,705	$0
RCS Capital Corp.(14)(15)	6,066	424,620

		$424,620

Consumer Discretionary — 0.3%
Lennar Corp., Class A	6,150	$347,967
Lennar Corp., Class B	123	5,579

		$353,546

Diversified Financial Services — 0.2%
Medley Capital Corp.	74,500	$308,430

		$308,430

Electronics/Electrical — 0.3%
Answers Corp.(3)(14)(15)	14,876	$123,025
Intel Corp.	4,500	221,805

		$344,830

Financial Services — 0.3%
Bank of America Corp.	7,600	$243,960
Regions Financial Corp.	10,000	194,100

		$438,060

Health Care — 0.0%(16)
New Millennium Holdco, Inc.(14)(15)	10,394	$1,715

		$1,715

Security	Shares	Value
Investment Companies — 2.1%
Ares Capital Corp.	59,000	$931,610
PennantPark Investment Corp.	72,837	506,217
Solar Capital, Ltd.	43,000	872,900
THL Credit, Inc.	67,000	556,100

		$2,866,827

Miscellaneous Manufacturing — 0.3%
Toshiba Corp.(14)	148,000	$439,036

		$439,036

Oil and Gas — 0.5%
AFG Holdings, Inc.(14)(15)	8,874	$363,834
Paragon Offshore Finance Company, Class A(14)(15)	404	556
Paragon Offshore Finance Company, Class B(14)(15)	202	6,615
Paragon Offshore, Ltd.(14)(15)	404	14,342
Royal Dutch Shell PLC, Class B, ADR	5,150	330,527
Southcross Holdings Group, LLC(3)(14)(15)	15	0
Southcross Holdings L.P., Class A(14)(15)	15	6,000

		$721,874

Retail — 0.2%
Signet Jewelers, Ltd.	6,300	$316,764

		$316,764

Semiconductors & Semiconductor Equipment — 0.1%
QUALCOMM, Inc.	2,425	$157,625

		$157,625

Transportation — 0.4%
A.P. Moller - Maersk A/S, Class B	315	$511,679

		$511,679

Total Common Stocks (identified cost $7,819,179)		$6,885,006

Convertible Preferred Stocks — 1.4%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	2,597	$0

		$0

Diversified Financial Services — 0.3%
AMG Capital Trust II, 5.15%	6,900	$435,528

		$435,528

Oil & Gas — 1.0%
Chesapeake Energy Corp., 5.75%	2,240	$1,321,114

		$1,321,114

Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries, Ltd., 7.00%	580	$206,474

		$206,474

Total Convertible Preferred Stocks (identified cost $1,913,659)		$1,963,116

Preferred Stocks — 0.1%

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	10,475	$194,311

Total Preferred Stocks (identified cost $249,686)		$194,311

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(17)	3,625,761	$3,625,761

Total Short-Term Investments (identified cost $3,625,637)		$3,625,761

Total Investments — 157.8% (identified cost $218,085,098)		$215,931,286

Less Unfunded Loan Commitments — (0.2)%		$(257,263)

Net Investments — 157.6% (identified cost $217,827,835)		$215,674,023

Notes Payable — (40.9)%		$(56,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.8)%		$(18,942,936)

Other Assets, Less Liabilities — (2.9)%		$(3,892,205)

Net Assets Applicable to Common Shares — 100.0%		$136,838,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	The stated interest rate represents the weighted average interest rate at February 28, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	This Senior Loan will settle after February 28, 2018, at which time the interest rate will be determined.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(7)	Fixed-rate loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $8,165,231 or 6.0% of the Fund’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2018, the aggregate value of these securities is $507,000 or 0.4% of the Fund’s net assets applicable to common shares.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at February 28, 2018.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Amount is less than 0.05%.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2018 was $47,166.

Abbreviations:

ADR	-	American Depositary Receipt

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$183,079,978		$580,273	$183,660,251
Corporate Bonds & Notes	—	14,019,116		—	14,019,116
Foreign Government Bonds	—	4,418,576		—	4,418,576
Commercial Mortgage-Backed Securities	—	85,518		—	85,518
Convertible Bonds	—	822,368		—	822,368
Common Stocks	4,993,584	1,768,397	**	123,025	6,885,006
Convertible Preferred Stocks	642,002	1,321,114		0	1,963,116
Preferred Stocks	194,311	—		—	194,311
Short-Term Investments	—	3,625,761		—	3,625,761
Total Investments	$5,829,897	$209,140,828		$703,298	$215,674,023

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2018 is not presented. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018